Earnings per share/ADS (Tables)	12 Months Ended
Mar. 31, 2024
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted net income per share/ADS

	Year ended March 31,
	2022	2023	2024
	RMB	RMB	RMB
	(in millions, except per share data)
Earnings per share
Numerator:
Net income attributable to ordinary shareholders for computing net income per ordinary share — basic	61,959	72,509	79,741
Dilution effect on earnings arising from share-based awards operated by equity method investees and subsidiaries	(37)	(38)	(228)
Net income attributable to ordinary shareholders for computing net income per ordinary share — diluted	61,922	72,471	79,513

Shares (denominator):
Weighted average number of shares used in calculating net income per ordinary share — basic (million shares)	21,558	20,980	20,182
Adjustments for dilutive RSUs and share options (million shares)	229	134	177
Weighted average number of shares used in calculating net income per ordinary share — diluted (million shares)	21,787	21,114	20,359

Net income per ordinary share — basic (RMB)	2.87	3.46	3.95
Net income per ordinary share — diluted (RMB)	2.84	3.43	3.91

Earnings per ADS
Net income per ADS — basic (RMB)	22.99	27.65	31.61
Net income per ADS — diluted (RMB)	22.74	27.46	31.24